Summary of Significant Accounting Policies - Schedule of Earnings Per Share Anti-diluted (Details) (10-K) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Excluded potentially dilutive securities	2,007,761	2,246,395	64,540,711	77,240,834
Warrants to Purchase Common Stock [Member]
Excluded potentially dilutive securities	1,229,710	2,050,302	58,657,911	62,064,634
Series B Convertible Preferred Stock [Member]
Excluded potentially dilutive securities				5,175,400
Series C Convertible Preferred Stock [Member]
Excluded potentially dilutive securities				10,000,800
Series C-1 Convertible Preferred Stock [Member]
Excluded potentially dilutive securities	196,093	196,093	5,882,800